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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-04804
                                   ---------------------------------------------

                         The Elite Group of Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

1325 4th Avenue, Suite 1744         Seattle, Washington             98101
--------------------------------------------------------------------------------
      (Address of principal executive offices)                    (Zip code)

                              Richard S. McCormick

McCormick Capital Management 1325 4th Avenue, Suite 1744      Seattle, WA 98101
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (206) 624-5863
                                                     -------------

Date of fiscal year end:    September 30, 2007
                          ------------------------------------

Date of reporting period:   July 1, 2006 - June 30, 2007
                          ------------------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the registrant cast its vote on the matter;

     (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 The Elite Group of Mutual Funds
            _________________________________________________________________

By (Signature and Title)*       /s/ Richard S. McCormick
                         ____________________________________________________
                               Richard S. McCormick, President
Date      August 8, 2007
     ________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        FOR/
                                           MEETING                                 ISSUER V.                            AGAINST
ISSUER            TICKER     CUSIP         DATE         DESCRIPTION OF VOTE        SH          VOTED?    VOTE CAST      MGMT
-----------------------------------------------------------------------------------------------------------------------------------
NYSE Group        NYX       62949W103      12/20/2006   Proposal to approve and    Issuer      Yes       For            For
                                                        adopt the combination
                                                        agreement, dated as of
                                                        June 1, 2006, as
                                                        amended, and the
                                                        transactions
                                                        comtemplated by the
                                                        combination agreement
                                                        ---------------------------------------------------------------------------
                                                        Proposal to include        Issuer      Yes       For            For
                                                        references in the
                                                        Certificate of
                                                        Incorporation to
                                                        European regulators,
                                                        market subsidiaries and
                                                        disqualified persons
                                                        ---------------------------------------------------------------------------
                                                        Proposal to include a      Issuer      Yes       For            For
                                                        provision in the
                                                        Certificate of
                                                        Incorporation that would
                                                        provide that the
                                                        stockholders could amend
                                                        the bylaws only pursuant
                                                        to the provisions of the
                                                        bylaws
-----------------------------------------------------------------------------------------------------------------------------------
CVS Corporation   CVS       126650100      2/23/2007    Proposal to amend CVS'     Issuer      Yes       For            For
                                                        amended and restated
                                                        Certificate of
                                                        Incorporation to
                                                        increase the authorized
                                                        number of shares of CVS
                                                        common stock from 1
                                                        Billion to 3.2 Billion
                                                        and to change the name
                                                        of CVS Corp. to
                                                        CVS/Caremark Corp.
                                                        ---------------------------------------------------------------------------
                                                        Prososal to issue stock    Issuer      Yes       For            For
                                                        pursuant to the merger
                                                        agreement, as the same
                                                        may be amended from time
                                                        to time, in connection
                                                        with the proposed merger
                                                        of Caremark RX, Inc.
                                                        With Twain Mergersub
                                                        LLC, a wholly owned
                                                        subsidiary of CVS Corp.
                                                        ---------------------------------------------------------------------------
                                                        Proposal to adjourn or     Issuer      Yes       For            For
                                                        postpone the special
                                                        meeting, including if
                                                        necessary, to solicit
                                                        additional proxies in
                                                        favor of the foregoing
                                                        proposals.
-----------------------------------------------------------------------------------------------------------------------------------
Helmerich &       HP        423452101      3/7/2007     For the recommended        Issuer      Yes       Withholding    Against
Payne                                                   Directors
-----------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge      PD        717265102      3/14/2007    Adopt the agreement and    Issuer      Yes       For            For
                                                        plan of merger, dated as
                                                        of Nov. 18, 2006
                                                        ---------------------------------------------------------------------------
                                                        Approve the adjournment    Issuer      Yes       For            For
                                                        of te special meeting,
                                                        if necessary, to permit
                                                        solicitation of
                                                        additional proxies in
                                                        favor of proposal 1
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs     GS        38141G104      3/27/2007    For the recommended        Issuer      Yes       Withholding    Against
                                                        Directors
                                                        ---------------------------------------------------------------------------
                                                        Ratification of the        Issuer      Yes       For            For
                                                        appointment of
                                                        PricewatehouseCoopers as
                                                        our independent auditors
                                                        for our 2007fiscal year
                                                        ---------------------------------------------------------------------------
                                                        Proposal regarding a       Shareholder Yes       Against        For
                                                        charitable contributions
                                                        report
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        FOR/
                                           MEETING                                 ISSUER V.                            AGAINST
ISSUER            TICKER     CUSIP         DATE         DESCRIPTION OF VOTE        SH          VOTED?    VOTE CAST      MGMT
-----------------------------------------------------------------------------------------------------------------------------------
United            UTX       913017109      4/11/2007    For the recommended        Issuer      Yes       Withholding    Against
Technologies                                            Directors
                                                        ---------------------------------------------------------------------------
                                                        Apointment of              Issuer      Yes       For            For
                                                        independent auditors for
                                                        2007
                                                        ---------------------------------------------------------------------------
                                                        Director term limits       Shareholder Yes       For            Against
                                                        ---------------------------------------------------------------------------
                                                        Foreign military sales     Shareholder Yes       Against        For
                                                        ---------------------------------------------------------------------------
                                                        Political contributions    Shareholder Yes       Against        For
                                                        ---------------------------------------------------------------------------
                                                        Advisor resolution to      Shareholder Yes       Against        For
                                                        ratify executive
                                                        compensation
                                                        ---------------------------------------------------------------------------
                                                        Pay-For-Superior-          Shareholder Yes       Against        For
                                                        Performance
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs     GS        38141G104      3/27/2007    For the recommended        Issuer      Yes       Withholding    Against
                                                        Directors
                                                        ---------------------------------------------------------------------------
                                                        Ratification of the        Issuer      Yes       For            For
                                                        appointment of
                                                        PricewaterhouseCoopers
                                                        as independent auditors
                                                        for our 2007 fiscal year
                                                        ---------------------------------------------------------------------------
                                                        Proposal regarding a       Shareholder Yes       Against        For
                                                        charitable contribution
                                                        report
                                                        ---------------------------------------------------------------------------
                                                        Proposal regarding a       Shareholder Yes       Against        For
                                                        sustainability report
                                                        ---------------------------------------------------------------------------
                                                        Proposal regarding stock   Shareholder Yes
                                                        options
-----------------------------------------------------------------------------------------------------------------------------------
Goodrich Corp.    GR        382388106      4/24/2007    For the recommended        Issuer      Yes       Withholding    Against
                                                        Directors
                                                        ---------------------------------------------------------------------------
                                                        The appointment of Ernst   Issuer      Yes       For            For
                                                        & Young as independent
                                                        registered public
                                                        accounting firm for the
                                                        year 2007
                                                        ---------------------------------------------------------------------------
                                                        Pay-For-Superior-          Shareholder Yes       Against        For
                                                        Performance
-----------------------------------------------------------------------------------------------------------------------------------
General Electric  GE        369604103      4/25/2007    For the recommended        Issuer      Yes       Withholding    Against
                                                        Directors
                                                        ---------------------------------------------------------------------------
                                                        Ratification of KPMG       Issuer      Yes       For            For
                                                        ---------------------------------------------------------------------------
                                                        Adoption of Majority       Issuer      Yes       Withholding    Against
                                                        voting for directors
                                                        ---------------------------------------------------------------------------
                                                        Approval of 2007 Long      Issuer      Yes       Against        Against
                                                        Term incentive plan
                                                        ---------------------------------------------------------------------------
                                                        Cumulative voting          Shareholder Yes       Against        For
                                                        ---------------------------------------------------------------------------
                                                        Curb over-extended         Shareholder Yes       For            Against
                                                        directors
                                                        ---------------------------------------------------------------------------
                                                        One Director from the      Shareholder Yes       Against        For
                                                        ranks of retirees
                                                        ---------------------------------------------------------------------------
                                                        Independent Board          Shareholder Yes       For            Against
                                                        Chairman
                                                        ---------------------------------------------------------------------------
                                                        Eliminate dividend         Shareholder Yes       Against        For
                                                        equivalents
                                                        ---------------------------------------------------------------------------
                                                        Global warming report      Shareholder Yes       Against        For
                                                        ---------------------------------------------------------------------------
                                                        Ethical criteria for       Shareholder Yes       Against        For
                                                        military contracts
                                                        ---------------------------------------------------------------------------
                                                        Report on pay              Shareholder Yes       Against        For
                                                        differential
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        FOR/
                                           MEETING                                 ISSUER V.                            AGAINST
ISSUER            TICKER     CUSIP         DATE         DESCRIPTION OF VOTE        SH          VOTED?    VOTE CAST      MGMT
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Inc.        AET       00817Y108      4/27/2007    For the recommended        Issuer      Yes       Withholding    Against
                                                        Directors
                                                        ---------------------------------------------------------------------------
                                                        Approval of independent    Issuer      Yes       For            For
                                                        registered public
                                                        accounting firm
                                                        ---------------------------------------------------------------------------
                                                        Approval of amendment to   Issuer      Yes       For            For
                                                        articles of incorporation
                                                        ---------------------------------------------------------------------------
                                                        Proposal on cumulative     Shareholder Yes       Against        For
                                                        voting
                                                        ---------------------------------------------------------------------------
                                                        Proposal on nominating a   Shareholder Yes       Against        For
                                                        Director from the
                                                        Executive retiree ranks
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc.    DNA       368710406      4/20/2007    For the recommended        Issuer      Yes       Withholding    Against
                                                        Directors
                                                        ---------------------------------------------------------------------------
                                                        The selection of Ernst &   Issuer      Yes       For            For
                                                        Young as independent
                                                        registered public
                                                        accounting firm for the
                                                        year ending 12/31/07
-----------------------------------------------------------------------------------------------------------------------------------
Noble Corp.       NE        G65422100      4/26/2007    For the recommended        Issuer      Yes       Withholding    Against
                                                        Directors
                                                        ---------------------------------------------------------------------------
                                                        The appointment of         Issuer      Yes       For            For
                                                        PricewaterhouseCoopers
                                                        as independent auditors
                                                        for 2007
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.       PFE       717081103      4/26/2007    For the recommended        Issuer      Yes       Withholding    Against
                                                        Directors
                                                        ---------------------------------------------------------------------------
                                                        The selection of KPMG as   Issuer      Yes       For            For
                                                        independent registered
                                                        public accounting firm
                                                        for 2007
                                                        ---------------------------------------------------------------------------
                                                        Proposal relating to       Shareholder Yes       Against        For
                                                        cumulative voting
                                                        ---------------------------------------------------------------------------
                                                        Proposal requesting a      Shareholder Yes       Against        For
                                                        report on the rationale
                                                        for exporting animal
                                                        experimentation
                                                        ---------------------------------------------------------------------------
                                                        Requesting a report on     Shareholder Yes       Against        For
                                                        the feasibility of
                                                        amending the policy on
                                                        laboratory animal care
                                                        and use
                                                        ---------------------------------------------------------------------------
                                                        Relating to                Shareholder Yes       Against        For
                                                        qualifications for
                                                        Director nominees
-----------------------------------------------------------------------------------------------------------------------------------
Nutrisystem Inc   NTRI      67069D108      5/1/2007     For the recommended        Issuer      Yes       Withholding    Against
                                                        Directors
-----------------------------------------------------------------------------------------------------------------------------------
Cummins Inc       CMI       231021106      5/8/2007     For the recommended        Issuer      Yes       Withholding    Against
                                                        Directors
                                                        ---------------------------------------------------------------------------
                                                        The appointment of         Issuer      Yes       For            For
                                                        PricewaterhouseCoopers
                                                        as auditors for 2007
                                                        ---------------------------------------------------------------------------
                                                        To amend 2003 stock        Issuer      Yes       Against        Against
                                                        incentive plan
                                                        ---------------------------------------------------------------------------
                                                        To amend restated          Issuer      Yes       For            For
                                                        articles of incorporation
-----------------------------------------------------------------------------------------------------------------------------------
Diamond           DO        25271C102      5/15/2007    For the recommended        Issuer      Yes       Withholding    Against
Offshore                                                Directors
Drilling
                                                        ---------------------------------------------------------------------------
                                                        To approve our amended     Issuer      Yes       Against        Against
                                                        and restated incentive
                                                        compensation plan for
                                                        executive officers
                                                        ---------------------------------------------------------------------------
                                                        The appointment of         Issuer      Yes       For            For
                                                        Deloitte & Touche as the
                                                        independent auditors of
                                                        the company for fiscal
                                                        year 2007
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        FOR/
                                           MEETING                                 ISSUER V.                            AGAINST
ISSUER            TICKER     CUSIP         DATE         DESCRIPTION OF VOTE        SH          VOTED?    VOTE CAST      MGMT
-----------------------------------------------------------------------------------------------------------------------------------
Google Inc        GOOG      38259P508      5/10/2007    For the recommended        Issuer      Yes       Withholding    Against
                                                        Directors
                                                        ---------------------------------------------------------------------------
                                                        The appointment of Ernst   Issuer      Yes       For            For
                                                        & Young as the
                                                        independent registered
                                                        public acoounting firm
                                                        for the fiscal year 2007
                                                        ---------------------------------------------------------------------------
                                                        Approval of an amendment   Issuer      Yes       Against        Against
                                                        to the 2004 stock plan
                                                        to increase the number
                                                        of authorized shares of
                                                        class a common stock
                                                        issuable thereunder by
                                                        4,500,000
                                                        ---------------------------------------------------------------------------
                                                        Approval of the            Issuer      Yes       Against        Against
                                                        Executive bonus plan
                                                        ---------------------------------------------------------------------------
                                                        Proposal to request that   Shareholder Yes       Against        For
                                                        management institute
                                                        policies to help protect
                                                        freedom of access to the
                                                        internet
-----------------------------------------------------------------------------------------------------------------------------------
Office Depot      ODP       676220106      4/25/2007    For the recommended        Issuer      Yes       Withholding    Against
                                                        Directors
                                                        ---------------------------------------------------------------------------
                                                        To approve the 2007        Issuer      Yes       Against        Against
                                                        long-term incentive plan
                                                        ---------------------------------------------------------------------------
                                                        Appointment of Deloitte    Issuer      Yes       For            For
                                                        & Touche as the companys
                                                        independent public
                                                        accountants
-----------------------------------------------------------------------------------------------------------------------------------
SLM  Corp.        SLM       78442P106      5/17/2007    For the recommended        Issuer      Yes       Withholding    Against
                                                        Directors
                                                        ---------------------------------------------------------------------------
                                                        Ratify the appointment     Issuer      Yes       For            For
                                                        of
                                                        PricewaterhouseCoopers
                                                        as the
                                                        independentregistered
                                                        public accounting firm
-----------------------------------------------------------------------------------------------------------------------------------
Caremark Corp.    CVS       126650100      5/9/2007     For the recommended        Issuer      Yes       Withholding    Against
                                                        Directors
                                                        ---------------------------------------------------------------------------
                                                        Proposal to ratify the     Issuer      Yes       For            For
                                                        appointment of KPMG as
                                                        the independent
                                                        registered public
                                                        accounting firm for 2007
                                                        ---------------------------------------------------------------------------
                                                        Proposal to adopt the      Issuer      Yes       Against        Against
                                                        2007 employee stock
                                                        purchase plan
                                                        ---------------------------------------------------------------------------
                                                        Proposal to adopt the      Issuer      Yes       Against        Against
                                                        2007 incentive plan
                                                        ---------------------------------------------------------------------------
                                                        Proposal regarding         Shareholder Yes       Against        For
                                                        limits on CEO
                                                        compensation
                                                        ---------------------------------------------------------------------------
                                                        Proposal regarding         Shareholder Yes       For            Against
                                                        seperation of the roles
                                                        of Chairman & CEO
                                                        ---------------------------------------------------------------------------
                                                        Proposal regarding         Shareholder Yes       Against        For
                                                        sustainability reporting
                                                        by the Company
                                                        ---------------------------------------------------------------------------
                                                        Proposal regarding the     Shareholder Yes       Against        For
                                                        relationship between the
                                                        Company and compensation
                                                        consultants
                                                        ---------------------------------------------------------------------------
                                                        Proposal regarding the     Shareholder Yes       Against        For
                                                        Company's policy on
                                                        stock option grants
-----------------------------------------------------------------------------------------------------------------------------------
USG Corp.         USG       903293405      5/9/2007     For the recommended        Issuer      Yes       Withholding    Against
                                                        Directors
                                                        ---------------------------------------------------------------------------
                                                        The appointment of         Issuer      Yes       For            For
                                                        Deloitte & Touche as
                                                        independent registered
                                                        public accountants for
                                                        the year 2007
-----------------------------------------------------------------------------------------------------------------------------------
Sears Holdings    SHLD      812350106      5/4/2007     For the recommended        Issuer      Yes       Withholding    Against
Corp.                                                   Directors
                                                        ---------------------------------------------------------------------------
                                                        Approve the first          Issuer      Yes       Against        Against
                                                        amendement to the Sears
                                                        Holding Corp. Umbrella
                                                        incentive program
                                                        ---------------------------------------------------------------------------
                                                        Ratify the appointment     Issuer      Yes       For            For
                                                        of Deloitte & Touche as
                                                        the independent public
                                                        accountants for the
                                                        fiscal year 2007
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        FOR/
                                           MEETING                                 ISSUER V.                            AGAINST
ISSUER            TICKER     CUSIP         DATE         DESCRIPTION OF VOTE        SH          VOTED?    VOTE CAST      MGMT
-----------------------------------------------------------------------------------------------------------------------------------
International     IP        460146103      5/7/2007     For the recommended        Issuer      Yes       Withholding    Against
Paper Co.                                               Directors
                                                        ---------------------------------------------------------------------------
                                                        Ratification of Deloitte   Issuer      Yes       For            For
                                                        & Touche as the
                                                        independent registered
                                                        public accounting firm
                                                        for 2007
                                                        ---------------------------------------------------------------------------
                                                        Proposal concerninng       Shareholder Yes       For            For
                                                        majority Voting
-----------------------------------------------------------------------------------------------------------------------------------
America Movil     AMX       02364W105      4/27/2007    Appointment or, as the     Issuer      Yes       Against        Against
                                                        case may be, reelection
                                                        of the members of the
                                                        Board of Directors of
                                                        the company that the
                                                        holders of the series
                                                        "L" shares are entitled
                                                        to appoint.  Adoption of
                                                        resolution thereon.
                                                        ---------------------------------------------------------------------------
                                                        Appointment of delegates   Issuer      Yes       Against        Against
                                                        to execute and, if
                                                        applicable, formalize
                                                        the resolutions adopted
                                                        by the meeting.
                                                        Adoption of resolutions
                                                        thereon.
-----------------------------------------------------------------------------------------------------------------------------------
E*Trade           ETFC      269246104      5/23/2007    For the recommended        Issuer      Yes       Withholding    Against
Financial Corp.                                         Directors
                                                        ---------------------------------------------------------------------------
                                                        The selection of           Issuer      Yes       For            For
                                                        Deloitte & Touche as
                                                        independent public
                                                        accountants for the
                                                        company for fiscal year
                                                        2007
-----------------------------------------------------------------------------------------------------------------------------------
Wesco             WCC       950829105      5/23/2007    For the recommended        Issuer      Yes       Withholding    Against
International                                           Directors
                                                        ---------------------------------------------------------------------------
                                                        Ratification of            Issuer      Yes       For            For
                                                        independent registered
                                                        public accounting firm
                                                        for 2007:
                                                        PricewaterhouseCoopers
-----------------------------------------------------------------------------------------------------------------------------------
Devon Energy      DVN       25179M103      6/6/2007     For the recommended        Issuer      Yes       Withholding    Against
                                                        Directors
                                                        ---------------------------------------------------------------------------
                                                        Ratify the appointment     Issuer      Yes       For            For
                                                        of the company's
                                                        independent auditors for
                                                        2007
-----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth      UNH       91324P102      5/29/2007    For the recommended        Issuer      Yes       Withholding    Against
Group                                                   Directors
                                                        ---------------------------------------------------------------------------
                                                        Amendment to articles of   Issuer      Yes       For            For
                                                        incorporation requiring
                                                        a majority vote for
                                                        election of Directors
                                                        ---------------------------------------------------------------------------
                                                        Amendment to articles of   Issuer      Yes       For            For
                                                        incorporation and bylaws
                                                        providing for the annual
                                                        election of all memebers
                                                        of the Board of Directors
                                                        ---------------------------------------------------------------------------
                                                        Amendment to articles of   Issuer      Yes       For            For
                                                        incorporation & bylaws
                                                        to eliminate
                                                        supermajority provisions
                                                        for the removal of
                                                        Directors
                                                        ---------------------------------------------------------------------------
                                                        Amendments to articles     Issuer      Yes       For            For
                                                        of incorporation to
                                                        eliminate supermajority
                                                        provisions relating to
                                                        certain business
                                                        combinations
                                                        ---------------------------------------------------------------------------
                                                        Adoption of restated       Issuer      Yes       For            For
                                                        articles of incorporation
                                                        ---------------------------------------------------------------------------
                                                        Ratification of Deloitte   Issuer      Yes       For            For
                                                        & Touche as the
                                                        independent registered
                                                        public accounting firm
                                                        for 2007
                                                        ---------------------------------------------------------------------------
                                                        Proposal concerning        Shareholder Yes       Against        For
                                                        performance-vesting
                                                        shares
                                                        ---------------------------------------------------------------------------
                                                        Proposal concerning        Shareholder Yes       Against        For
                                                        supplemental Executive
                                                        retirement plan
                                                        ---------------------------------------------------------------------------
                                                        Proposal concerning an     Shareholder Yes       Against        For
                                                        advisory resolution on
                                                        compensation of named
                                                        Executive officers
                                                        ---------------------------------------------------------------------------
                                                        Proposal relating to       Shareholder Yes       Against        For
                                                        shareholder nominees for
                                                        election to UnitedHealth
                                                        Group's Board of
                                                        Directors
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        FOR/
                                           MEETING                                 ISSUER V.                            AGAINST
ISSUER            TICKER     CUSIP         DATE         DESCRIPTION OF VOTE        SH          VOTED?    VOTE CAST      MGMT
-----------------------------------------------------------------------------------------------------------------------------------
Antigenics Inc.   AGEN      037032109      6/6/2007     For the recommended        Issuer      Yes       Withholding    Against
                                                        Directors
                                                        ---------------------------------------------------------------------------
                                                        Proposal to amend our      Issuer      Yes       Against        Against
                                                        1999 employee stock
                                                        purchase plan
                                                        ---------------------------------------------------------------------------
                                                        Proposal to amend our      Issuer      Yes       Against        Against
                                                        Directors deferred
                                                        compensation plan
                                                        ---------------------------------------------------------------------------
                                                        Proposal to amend our      Issuer      Yes       For            For
                                                        amended and restated
                                                        certificate of
                                                        incorporation
                                                        ---------------------------------------------------------------------------
                                                        Proposal to ratify the     Issuer      Yes       For            For
                                                        appointment of KPMG as
                                                        the independent
                                                        registered public
                                                        accounting firm for 2007
-----------------------------------------------------------------------------------------------------------------------------------
Mastercard Inc.   MA        57636Q104      6/7/2007     For the recommended        Issuer      Yes       Withholding    Against
                                                        Directors
                                                        ---------------------------------------------------------------------------
                                                        Approval of the amended    Issuer      Yes       Against        Against
                                                        & restated 2006
                                                        Long-Term Incentive Plan
                                                        ---------------------------------------------------------------------------
                                                        Approval of the            Issuer      Yes       For            For
                                                        amendment of section 4.3
                                                        of the amended &
                                                        restated Certificate of
                                                        Incorporation
                                                        ---------------------------------------------------------------------------
                                                        Ratification of the        Issuer      Yes       For            For
                                                        appointment of
                                                        PricewaterhouseCoopers
                                                        as the independent
                                                        registered piblic
                                                        accounting firm for 2007
-----------------------------------------------------------------------------------------------------------------------------------
NYSE Euronext     NYX       629491101      6/7/2007     For the recommended        Issuer      Yes       Withholding    Against
                                                        Directors
                                                        ---------------------------------------------------------------------------
                                                        The appointment of         Issuer      Yes       For            For
                                                        PricewaterhouseCoopers
                                                        as independent
                                                        registered accountants
                                                        for the fiscal year 2007
-----------------------------------------------------------------------------------------------------------------------------------
First Cash        FCFS      31942D107      6/12/2007    For the recommended        Issuer      Yes       Withholding    Against
Financial                                               Directors
                                                        ---------------------------------------------------------------------------
                                                        The selection of Hein &    Issuer      Yes       For            For
                                                        Associates as
                                                        independent auditors for
                                                        the year ending 12/31/07
-----------------------------------------------------------------------------------------------------------------------------------
Best Buy Co.      BBY       086516101      6/27/2007    For the recommended        Issuer      Yes       Withholding    Against
                                                        Directors
                                                        ---------------------------------------------------------------------------
                                                        Appointment of Deloitte    Issuer      Yes       For            For
                                                        & Touche as independent
                                                        registered public
                                                        accountants for the
                                                        fiscal year ending
                                                        3/1/08
                                                        ---------------------------------------------------------------------------
                                                        Approval of an amendment   Issuer      Yes       Against        Against
                                                        to the 2004 Omnibus
                                                        Stock & Incentive Plan
                                                        to increase the number
                                                        of shares subject to the
                                                        plan to 38 million shares
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